UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—76.94%
New Jersey Building Authority Building Revenue,
Subseries A-1,
7.750%, VRD	4,490,000	4,490,000
Subseries A-2,
7.750%, VRD	3,000,000	3,000,000
Subseries A-3,
7.750%, VRD	1,960,000	1,960,000
Subseries A-4,
7.750%, VRD	7,390,000	7,390,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
7.200%, VRD	4,155,000	4,155,000
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project),
8.220%, VRD	320,000	320,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
8.050%, VRD(1)	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
8.010%, VRD	3,710,000	3,710,000
New Jersey Economic Development Authority Revenue (Bayonne Project Improvement),
Series B,
4.900%, VRD	2,790,000	2,790,000
Series C,
4.900%, VRD	11,150,000	11,150,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project),
7.810%, VRD	6,040,000	6,040,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project),
8.220%, VRD	855,000	855,000
New Jersey Economic Development Authority Revenue (Job Haines Home Project),
8.250%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project),
8.250%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
4.250%, VRD	3,000,000	3,000,000
Series B,
3.750%, VRD	2,000,000	2,000,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B,
8.010%, VRD	3,895,000	3,895,000
New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B,
4.900%, VRD	500,000	500,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
7.350%, VRD(1)	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.),
8.260%, VRD(1)	355,000	355,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A,
5.200%, VRD	6,605,000	6,605,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
8.050%, VRD(1)	1,000,000	1,000,000
8.300%, VRD(1)	440,000	440,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
8.050%, VRD(1)	3,200,000	3,200,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
8.010%, VRD	3,630,000	3,630,000
New Jersey Educational Facilities Authority Revenue (Princeton University),
Series B,
4.000%, VRD	7,348,000	7,348,000
Series B,
4.250%, VRD	3,788,000	3,788,000
Series E,
5.500%, due 07/01/09	1,105,000	1,134,745
New Jersey Educational Facilities Authority Revenue Refunding (St. Elizabeth College), Series F,
9.250%, VRD	10,000,000	10,000,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B,
9.250%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.),
Series B,
7.850%, VRD	3,700,000	3,700,000
Series C,
7.850%, VRD	2,000,000	2,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program),
Subseries A-2,
8.220%, VRD	7,695,000	7,695,000
Subseries A-6,
8.210%, VRD	3,285,000	3,285,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2,
7.430%, VRD	2,200,000	2,200,000
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health Systems), Series B,
7.850%, VRD	7,000,000	7,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.),
8.010%, VRD	1,200,000	1,200,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3,
8.020%, VRD	3,485,000	3,485,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
8.010%, VRD	4,800,000	4,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
8.010%, VRD	1,755,000	1,755,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A,
7.810%, VRD	6,485,000	6,485,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N,
7.750%, VRD	2,140,000	2,140,000
New Jersey State Tax & Revenue Anticipation Notes, Series A,
3.000%, due 06/25/09	9,000,000	9,093,273
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
8.010%, VRD	2,395,000	2,395,000
Camden County Improvement Authority Revenue (Senior Redevelopment-Harvest Village Project), Series A,
5.200%, VRD	3,300,000	3,300,000
Chatham Township Bond Anticipation Notes,
2.750%, due 07/24/09	1,330,000	1,339,312
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series B-1,
7.910%, VRD	7,000,000	7,000,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
8.010%, VRD	10,000,000	10,000,000
Kinnelon Bond Anticipation Notes,
2.500%, due 02/27/09	1,864,600	1,869,441
Mahwah Township Bond Anticipation Notes,
2.500%, due 08/14/09	3,750,000	3,773,352
Millburn Township Bond Anticipation Notes,
3.250%, due 01/15/09	4,800,000	4,806,756
Monroe Township Middlesex County Bond Anticipation Notes,
2.000%, due 02/15/09	11,570,967	11,598,924
Morris County Bond Anticipation Notes,
3.000%, due 09/18/09	9,000,000	9,119,583
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090),
6.610%, VRD(1),(2),(3)	5,000,000	5,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A,
8.000%, VRD	2,000,000	2,000,000
River Vale Bond Anticipation Notes,
3.000%, due 08/14/09	1,425,000	1,434,680
Secaucus School District Temporary Notes,
2.750%, due 02/18/09	1,020,169	1,022,350
Toms River Bond Anticipation Notes,
2.750%, due 08/28/09	1,500,000	1,509,330
Valdez Alaska Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series A,
4.250%, VRD	1,500,000	1,500,000

Total municipal bonds and notes (cost—$229,577,746)		229,577,746

Tax-exempt commercial paper—9.58%
Exelon Corp.,
1.650%, due 11/13/08	1,300,000	1,300,000
1.650%, due 12/01/08	2,700,000	2,700,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.),
1.900%, due 10/09/08	3,000,000	3,000,000
1.700%, due 02/02/09	7,000,000	7,000,000
Port Authority of New York & New Jersey,
1.500%, due 10/08/08	8,015,000	8,015,000
1.700%, due 12/11/08	2,580,000	2,580,000
Rutgers University,
1.680%, due 10/07/08	4,000,000	4,000,000

Total tax-exempt commercial paper (cost—$28,595,000)		28,595,000

Repurchase agreement—0.73%
Repurchase agreement dated 09/30/08 with State Street Bank & Trust Co., 0.050% due 10/01/08, collateralized by $2,209,770 US Treasury Bills, zero coupon due 11/20/08; (value—$2,209,328); proceeds: $2,166,003 (cost—$2,166,000)	2,166,000	2,166,000

	Number of shares
Money market fund(4)—1.34%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class,
4.674%, (cost—$4,000,000)	4,000,000	4,000,000

Total investments (cost—$264,338,746 which approximates cost for federal income tax purposes)(5)—88.59%		264,338,746

Other assets in excess of liabilities—11.41%		34,047,695

Net assets (applicable to 298,361,540 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		298,386,441

(1)	Securities subject to Alternative Minimum Tax.

(2)

The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.68% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Rate shown reflects yield at September 30, 2008.

(5)

Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets:

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3)($)	Total ($)
Assets:
Securities	—	264,338,746	—	264,338,746

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2008 and reset periodically.

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: December 1, 2008